Stockholders' Equity - Summary of Common Stock (Parenthetical) (Detail) - shares	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Classes of Share Capital [Line Items]
Fixed portion of shares issued	13,068,000,000	13,068,000,000
Variable portion of shares issued	39,845,721,822	37,900,426,833
Series A [Member]
Disclosure of Classes of Share Capital [Line Items]
Percentage of capital stock	64.00%
Series B [Member]
Disclosure of Classes of Share Capital [Line Items]
Percentage of capital stock	36.00%